ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2016
Minimum | Vessels
Property and equipment:
Useful lives applied in depreciation	40 years
Minimum | Deferred drydocking expenditure
Property and equipment:
Useful lives applied in depreciation	2 years
Minimum | Office equipment and fittings
Property and equipment:
Useful lives applied in depreciation	3 years
Maximum | Vessels
Property and equipment:
Useful lives applied in depreciation	50 years
Maximum | Deferred drydocking expenditure
Property and equipment:
Useful lives applied in depreciation	5 years
Maximum | Office equipment and fittings
Property and equipment:
Useful lives applied in depreciation	6 years